Interest Expense by Deposit Category (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest Expense [Line Items]
Demand deposits					$ 929	$ 1,205	$ 1,908
Money market deposits					516	613	1,254
Savings deposits					142	239	441
Time deposits					3,089	4,342	5,912
Total	$ 978	$ 1,226	$ 1,965	$ 2,500	$ 4,676	$ 6,399	$ 9,515